Financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current in "Other current assets"
Fair values of derivatives
Derivative assets	$ 254	$ 646
Current in "Other current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	51	146
Current in "Other current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	203	500
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	37	106
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	142	435
Current in "Other current assets" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	1	8
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	9	42
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets		14
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	13	18
Current in "Other current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	51	23
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets	105	184
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	52	114
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	53	70
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	6	39
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	38	62
Non-current in "Other non-current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	2
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	40	50
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	6	25
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	2
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	13	4
Current in "Provisions and other current liabilities"
Fair values of derivatives
Derivative liabilities	431	304
Current in "Provisions and other current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	32	23
Current in "Provisions and other current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	399	281
Current in "Provisions and other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	26	23
Current in "Provisions and other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	289	140
Current in "Provisions and other current liabilities" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	6
Current in "Provisions and other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	33	7
Current in "Provisions and other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	77	134
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities	61	77
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	10	12
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	51	65
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	10	12
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	28	14
Non-current in "Other non-current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	3
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1	1
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	$ 19	$ 50